Financing Receivables - Risk Ratings (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Financing Receivable, Credit Quality Indicator [Line Items]
Amount outstanding	$ 71,952,000	$ 71,952,000	$ 41,752,000
Customer Concentration Risk | Financing Receivable
Financing Receivable, Credit Quality Indicator [Line Items]
% of amount outstanding		100.00%	100.00%
Advances
Financing Receivable, Credit Quality Indicator [Line Items]
Contractors | item	170	170	141
Amount outstanding	$ 67,077,000	$ 67,077,000	$ 35,401,000
Average risk rating	2.0	2.0	1.5
Advances | Customer Concentration Risk | Financing Receivable
Financing Receivable, Credit Quality Indicator [Line Items]
Amount outstanding	$ 100.0	$ 100.0	$ 100.0
% of amount outstanding	100.00%	100.00%	100.00%
Advances | Low risk
Financing Receivable, Credit Quality Indicator [Line Items]
Contractors | item	76	76	78
Amount outstanding	$ 14,575,000	$ 14,575,000	$ 18,072,000
Advances | Low risk | Customer Concentration Risk | Financing Receivable
Financing Receivable, Credit Quality Indicator [Line Items]
% of amount outstanding		21.70%	51.00%
Advances | Low-to-medium risk
Financing Receivable, Credit Quality Indicator [Line Items]
Contractors | item	77	77	56
Amount outstanding	$ 38,955,000	$ 38,955,000	$ 16,700,000
Advances | Low-to-medium risk | Customer Concentration Risk | Financing Receivable
Financing Receivable, Credit Quality Indicator [Line Items]
% of amount outstanding		58.10%	47.20%
Advances | Medium risk
Financing Receivable, Credit Quality Indicator [Line Items]
Contractors | item	17	17	4
Amount outstanding	$ 13,547,000	$ 13,547,000	$ 604,000
Advances | Medium risk | Customer Concentration Risk | Financing Receivable
Financing Receivable, Credit Quality Indicator [Line Items]
% of amount outstanding		20.20%	1.70%
Advances | Higher risk
Financing Receivable, Credit Quality Indicator [Line Items]
Contractors | item			3
Amount outstanding			$ 25,000
Advances | Higher risk | Customer Concentration Risk | Financing Receivable
Financing Receivable, Credit Quality Indicator [Line Items]
% of amount outstanding			0.10%